Shareholder Fees - FidelityLimitedTermSecuritizedCompletionFund-PRO	Oct. 30, 2024 USD ($)
FidelityLimitedTermSecuritizedCompletionFund-PRO | Fidelity Limited Term Securitized Completion Fund
Shareholder Fees:
(fees paid directly from your investment)	none